SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Jul. 31, 2023	Jul. 31, 2022
Wavecrest Resources Inc.
Statement [Line Items]
Equity interest rate	0.00%	100.00%
QZMG Resources Ltd.
Statement [Line Items]
Equity interest rate	0.00%	100.00%